Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of December 31, 2023 and 2022, the Company has receivables of $2,759 and $2,093, respectively, and payables of $5,080 and $3,978, respectively, with related parties with common ownership. Receivables relate to reimbursements owed by related parties for costs incurred, including employee-related costs, or services provided by the Company on behalf of related parties. Payables relate to engineering, hosting, and employee services provided by related parties on behalf of the Company, as well as certain costs incurred by related parties on behalf of the Company in connection with the Merger. These payables exclude the Loans payable, related parties, non-current discussed below, as well as the Convertible Note discussed in Note 14. Debt. During the years ended December 31, 2023, 2022 and 2021, the Company received services from related parties totaling $8,745, $5,005, and $3,067, respectively.

On July 15, 2022, the Company entered into a related party loan agreement with Best Assistant Education Online Limited, a subsidiary of NetDragon, (“Best Assistant” or the "Borrower"). The loan agreement allowed the Borrower to receive a non-interest bearing loan from the Company up to a maximum of $10,000. The loan is due on the earlier of (i) June 30, 2023 or (ii) a change in control of the Borrower. The outstanding balance owed to the Company as of December 31, 2022 was $7,919. This loan was fully repaid during the year ended December 31, 2023.

In November 2019, eLMTree issued a non-interest-bearing promissory note of $45,800 due to Best Assistant. The promissory note was payable upon demand. This promissory note was fully repaid on November 18, 2022.

The Controlling Shareholder, through its various operating and financing subsidiaries, has historically provided funding to eLMTree on an interest-free basis with no set repayment date. Effective September 30, 2021, a total of $76,131 in historical funding was formally designated as a capital contribution and reclassified to additional paid-in capital. As of December 31, 2023 and 2022, the Company had $4,670 and $4,445, respectively, in funding from the Controlling Shareholder which was recorded as Loans payable, related parties, non-current on the consolidated balance sheets.
The non-controlling interest in the Company is held by a current employee of GEH Singapore. As of December 31, 2023 the non-controlling interest recorded in equity was $1,889.
Concurrent with the closing of the GEH Acquisition described in detail in Note 3, the Company issued a senior secured convertible note to an entity which is considered a related party as of December 31, 2023. See further discussion of this note in Note 14.